Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Loss Before Income Taxes for Domestic and Foreign Locations

A reconciliation of loss before income taxes for domestic and foreign locations for the years ended December 31, 2018 and 2017 is as follows:

	For the Year Ended December 31,
(In thousands)	2018	2017
United States	$(21,604)	$(10,820)
Foreign	(181)	(81)
Total loss before income taxes	$(21,785)	$(10,901)

Summary of Reconciliation of Income Tax Expense

A reconciliation of income tax expense for the years ended December 31, 2018 and 2017 is as follows (in millions):

	December 31,
	2018	2017
Beginning balance of unrecognized tax benefits	$0.4	$0.4
Settlement of prior period tax positions	—	—
Increase for prior period tax positions	—	—
Increase for current period tax positions	—	—
Ending balance of unrecognized tax benefits	$0.4	$0.4

Significant Components of Deferred Income Taxes

The significant components of deferred income taxes at December 31, 2018 and 2017:

	December 31,
(in thousands)	2018	2017
Deferred tax assets:
Net operating loss	$8,399	$25,101
Tax credits	35	35
Accrued liabilities	261	227
Deferred revenue	1,713	1,162
Depreciation and amortization	46	—
Share-based compensation	85	90
Total gross deferred tax assets	10,539	26,615
Deferred tax liabilities:
Depreciation and amortization	—	(96)
Valuation allowance	(10,539)	(26,519)
Net deferred tax asset	$—	$—

Reconciliation of Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate

A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2018	2017
Federal statutory income tax rate	21.0%	34.0%
State income taxes, net of federal benefit	5.3%	4.4%
Foreign rate differential	(1.3%)	0.2%
Share-based compensation	(0.2%)	—%
Tax Cuts and JOBS Act	—%	(22.0%)
Change in tax rate	—%	(8.3%)
Change in valuation allowance	(20.7%)	1.8%
Other	(3.0%)	(1.8%)
Permanent differences	(1.1%)	(8.3%)
Provision for income taxes	—%	—%